Note 11 - Intangible Assets, Net (Details) - Summary of Intangible Assets (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 2,881
Accumulated Amortization	(1,683)
Asset Write-off	(1,198)
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	2,564
Accumulated Amortization	(1,366)
Asset Write-off	(1,198)
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	317
Accumulated Amortization	$ (317)